Right of use assets and Lease liabilities (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right Of Use Assets And Lease Liabilities
Current lease liabilities	$ 7,142,360	$ 9,120,616
Non-current lease liabilities	34,061,739	31,306,552
Total Current Lease Liabilities	7,142,360	9,120,616
Total Non Current Lease Liabilities	$ 34,061,739	$ 31,306,552